Summary Prospectus Supplement

March 3, 2022

Morgan Stanley Variable Insurance Fund, Inc.

Supplement dated March 3, 2022 to the Morgan Stanley Variable Insurance Fund, Inc. Summary Prospectuses dated April 30, 2021

Discovery Portfolio (Class I)

Discovery Portfolio (Class II)

Growth Portfolio (Class I)

Growth Portfolio (Class II)
(the "Funds")

Effective March 15, 2022, the Funds will recommence offering Class I and Class II shares. Accordingly, effective March 15, 2022, each Fund's Summary Prospectus is revised as follows:

The second paragraph of the section of each Summary Prospectus entitled "Purchase and Sale of Fund Shares" is hereby deleted.

Please retain this supplement for future reference.